Acquisitions (Detail) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended			1 Months Ended			1 Months Ended			11 Months Ended	1 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 31, 2013 Hilton Bradford [Member] USD ($)	Oct. 31, 2013 Hilton Bradford [Member] GBP (£)	Sep. 30, 2013 Hilton Bradford [Member] USD ($)	Apr. 30, 2013 Land Parcel [member] USD ($)	Dec. 31, 2012 Hilton Odawara [member] USD ($)	Dec. 31, 2012 Hilton Odawara [member] JPY (¥)	Nov. 30, 2012 Hilton Odawara [member]	Aug. 31, 2011 Oakbrook Suites and Garden Inn [member] USD ($)	Jul. 31, 2011 Oakbrook Suites and Garden Inn [member]	Dec. 31, 2012 Hilton Odawara [member] USD ($)
Significant Acquisitions and Disposals [Line Items]
Acquisitions	$ 0	$ 30	$ 30	$ 0	$ 12	$ 15	£ 9		$ 28	$ 1	¥ 155		$ 12
Gain (loss) on capital lease transactions						2
Capital lease obligations								17							15
Percentage interest acquired										53.50%	53.50%		50.00%
VIE, ownership percentage												46.50%
Acquisition of noncontrolling interest				1						4
Equity method investment, ownership percentage														50.00%
Property and equipment recognized from acquisition													$ 24